Fees Summary	Jul. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 21,366,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,950.64
Total Offset Amount	0.00
Net Fee	2,950.64
Narrative - Max Aggregate Offering Price	$ 21,366,000.00
Final Prospectus	true